Prospectus Supplement

John Hancock Funds II (the Trust)

Supplement dated June 21, 2018 to the current prospectus, as may be supplemented

International Growth Stock Fund (the fund)

At a meeting held on June 19-21, 2018, the Trust’s Board of Trustees approved changes to the fund’s principal investment strategies as set forth below. Effective June 21, 2018, the following amends and restates in its entirety the disclosure under “Principal Investment Strategies” in the “Fund summary” relating to the fund and the disclosure relating to the fund’s principal investment strategies under “Additional Information About the Funds”:

The fund invests primarily in a diversified portfolio of international securities whose issuers are considered by the fund’s manager to have potential for earnings or revenue growth. The fund will, under normal circumstances, invest at least 80% of its net assets (plus any borrowings for investment purposes) in stocks. The fund invests primarily in the securities of large-capitalization issuers; however, the fund may invest a significant amount of its net assets in the securities of mid-capitalization issuers.

The fund invests primarily in equity and depositary receipts of foreign issuers. The principal types of equity securities in which the fund invests are common and preferred stock. The fund invests, under normal circumstances, in issuers economically tied to at least three countries outside of the U.S. The fund may also invest in issuers located in developing countries (emerging markets). Under normal circumstances, the maximum percentage of the fund’s net assets that may be invested in these issuers is 1.25 times of the emerging market weight of the MSCI All Country World ex U.S. Growth Index.

The fund can invest in derivative instruments including forward foreign currency contracts and futures. The fund can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward foreign currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. The fund can use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The fund has the ability to hedge currency exposures created by its investments in foreign securities.

Also, effective June 21, 2018, the following risk disclosure is added to the “Fund summary” section for the fund, under the heading “Principal risks of investing in the fund:”

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

Prospectus Supplement

John Hancock Funds II (the Trust)

Supplement dated June 21, 2018 to the current Class NAV prospectus, as may be supplemented

Global Bond Fund (the fund)

At a meeting held on June 19-21, 2018, the Trust’s Board of Trustees approved changes to the fund’s principal investment strategies as set forth below. Effective June 21, 2018, the following amends and restates the fifth paragraph under “Principal Investment Strategies” in the “Fund summary” relating to the fund; and the sixth paragraph of the disclosure relating to the fund’s principal investment strategies under “Additional Information About the Funds.”

Depending on the manager’s current opinion as to the proper allocation of assets among domestic and foreign issuers, investments that are economically tied to foreign countries will normally be at least 25% of the fund’s net assets. The fund may invest, without limitation, in securities and instruments that are economically tied to emerging countries. The fund may invest up to 20% of its total assets in fixed-income securities that are rated below investment grade of any rating. The fund may invest in baskets of foreign currencies (such as the euro) and directly in currencies. The average portfolio duration of the fund normally varies within three years (plus or minus) of the duration of the benchmark index, as calculated by the manager.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

Prospectus Supplement

John Hancock Funds II (the Trust)

Supplement dated June 21, 2018 to the current Class 1 prospectus, as may be supplemented

Global Bond Fund (the fund)

At a meeting held on June 19-21, 2018, the Trust’s Board of Trustees approved changes to the fund’s principal investment strategies as set forth below. Effective June 21, 2018, the following amends and restates the fifth paragraph under “Principal Investment Strategies” in the “Fund summary” relating to the fund; and the sixth paragraph of the disclosure relating to the fund’s principal investment strategies under “Principal Investment Strategies”

Depending on the manager’s current opinion as to the proper allocation of assets among domestic and foreign issuers, investments that are economically tied to foreign countries will normally be at least 25% of the fund’s net assets. The fund may invest, without limitation, in securities and instruments that are economically tied to emerging countries. The fund may invest up to 20% of its total assets in fixed-income securities that are rated below investment grade of any rating. The fund may invest in baskets of foreign currencies (such as the euro) and directly in currencies. The average portfolio duration of the fund normally varies within three years (plus or minus) of the duration of the benchmark index, as calculated by the manager.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

Prospectus Supplement

John Hancock Funds II

Real Return Bond Fund (the fund)

Supplement dated June 21, 2018 to the current prospectus (the prospectus), as may be supplemented

Effective July 1, 2018, under “Appendix A: Schedule of Management Fees” the disclosure regarding the fund’s management fee schedule is revised and restated as follows:

APR	Advisory Fee Breakpoint
0.700%	First $1 billion
0.650%	Next $1 billion
0.625%	excess over $2 billion*

*The fee schedule above became effective July 1, 2018.

You should read this Supplement in conjunction with the prospectus and retain it for your future reference.

Prospectus Supplement

John Hancock Funds II

Small Cap Value Fund (the fund)

Supplement dated June 21, 2018 to the current Class A, Class I and Class R6 Shares prospectus (the prospectus), as may be supplemented

Effective July 1, 2018, the Fees and expenses table and the Expense example table in the “Fund summary” section are revised and restated as follows:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein). More information about these and other discounts is available from your financial representative and on pages 16 to 18 of this prospectus under “Sales charge reductions and waivers” or pages 202 to 206 of the fund’s Statement of Additional Information under “Sales Charges on Class A, Class B, and Class C Shares.”

Shareholder fees (%) (fees paid directly from your investment)	A	I	R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	5.00	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00 (on certain purchases, including those of $1 million or more)	None	None
Small account fee (for fund account balances under $1,000) ($)	20	None	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	I	R6
Management fee[1]	0.98	0.98	0.98
Distribution and service (Rule 12b-1) fees	0.30	0.00	0.00
Other expenses	0.19	0.18	0.09
Acquired fund fees and expenses[2]	0.08	0.08	0.08
Total annual fund operating expenses after expense reimbursements[3]	1.55	1.24	1.15

[1]“Management fee” has been restated to reflect the contractual management fee schedule effective July 1, 2018.
[2]“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
[3]The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	I	R6

1 year	650	126	117
3 years	965	393	365
5 years	1,302	681	633
10 years	2,253	1,500	1,398

In the “Fund details” section, under the heading “Who’s who — Investment adviser — Management fee,” the disclosure regarding the fund’s management fee schedule is modified as follows:

The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Average daily net assets ($)	Annual rate (%)
First $100 million	1.030%
Excess over $100 million	0.980%

The fee schedule above became effective July 1, 2018.

You should read this Supplement in conjunction with the prospectus and retain it for your future reference.

Prospectus Supplement

John Hancock Funds II

Small Cap Value Fund (the fund)

Supplement dated June 21, 2018 to the Class NAV share prospectus (the prospectus), as may be supplemented

Effective July 1, 2018, the Fees and expenses table and the Expense example table in the “Fund summary” section for the fund are revised and restated as follows:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	NAV
None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee[1]	0.98
Other expenses	0.07
Acquired fund fees and expenses[2]	0.08
Total annual fund operating expenses[3]	1.13

[1]“Management fee” has been restated to reflect the contractual management fee schedule effective July 1, 2018.
[2]“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
[3]The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	NAV
1 year	115
3 years	359
5 years	622
10 years	1,375

In “Appendix A: Schedule of Management Fees” the disclosure regarding the fund’s management fee schedule is amended as follows:

APR	Advisory Fee Breakpoint
First $100 million	1.030%
excess over $100 million	0.980%

The fee schedule above became effective July 1, 2018.

You should read this Supplement in conjunction with the prospectus and retain it for your future reference.

Prospectus Supplement

John Hancock Funds II

Core Bond Fund (the fund)

Supplement dated June 21, 2018 to the Class NAV share prospectus (the prospectus), as may be supplemented

Effective July 1, 2018, the Fees and expenses table and the Expense example table in the “Fund summary” section for the fund are revised and restated as follows:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	NAV
None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee[1]	0.57
Other expenses	0.04
Total annual fund operating expenses	0.61

[1]“Management fee” has been restated to reflect the contractual management fee schedule effective July 1, 2018.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	NAV
1 year	62
3 years	195
5 years	340
10 years	762

In “Appendix A: Schedule of Management Fees” the disclosure regarding the fund’s management fee schedule is revised and restated as follows:

APR	Advisory Fee Breakpoint
0.690%	first $200 million
0.640%	next $200 million
0.570%	next $600 million
0.560%	next $1 billion
0.550%	excess over $2 billion

The fee schedule above became effective July 1, 2018.

You should read this Supplement in conjunction with the prospectus and retain it for your future reference.

Prospectus Supplement

John Hancock Funds II

Core Bond Fund (the fund)

Supplement dated June 21, 2018 to the Class 1 share prospectus (the prospectus), as may be supplemented

Effective July 1, 2018, the Fees and expenses table and the Expense example table in the “Fund summary” section for the fund are revised and restated as follows:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	1
None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	1
Management fee[1]	0.57
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.04
Total annual fund operating expenses	0.66

[1]“Management fee” has been restated to reflect the contractual management fee schedule effective July 1, 2018.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	1
1 year	67
3 years	211
5 years	368
10 years	822

In “Appendix A: Schedule of Management Fees” the disclosure regarding the fund’s management fee schedule is revised and restated as follows:

APR	Advisory Fee Breakpoint
0.690%	first $200 million
0.640%	next $200 million
0.570%	next $600 million
0.560%	next $1 billion
0.550%	excess over $2 billion

The fee schedule above became effective July 1, 2018.

You should read this Supplement in conjunction with the prospectus and retain it for your future reference.